Pay vs Performance Disclosure		12 Months Ended
	Jun. 17, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
			Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers(2)	Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)			Total Stockholder Return(3)	Peer Group Total Stockholder Return(4)	GAAP Net Income (in millions)(5)	EAD ROE(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$20,160,023	$27,656,434	$2,073,066	$2,585,143	$124.3	$84.8	$532.7	17.4%
2022	$9,403,691	$9,126,235	$1,033,973	$1,033,973	$85.4	$73.6	$864.8	11.2%

(1)
For each of 2022 and 2023, our principal executive officer (“PEO”) was Mr. Nierenberg, and our non-PEO named executive officers were Messrs. Santoro and Sivin.

(2)
The amounts in the following table represent the amount of “compensation actually paid” to our PEO and non-PEO named executive officers (as an average), for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. Under

SEC rules, the amounts shown below were deducted and added, as applicable, to total compensation as included in the “Summary Compensation Table Total” or “Average Summary Compensation Table Total for Non-PEO named executive officers” columns, as applicable, set forth above to determine the “compensation actually paid” for the applicable fiscal year.
	Summary Compensation Table Total	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Year-End Fair Value of Equity Awards Granted During Applicable Year(a)	Plus Change in Fair Value (as of year end from prior year end) of Previously-Granted Equity Awards that Remain Unvested at Year End(b)	Plus Change in Fair Value (as of vesting date from prior year end) of Previously-Granted Equity Awards for Which All Applicable Vesting Conditions Were Satisfied During the Covered Fiscal Year(c)	Plus Any Dividends Paid Prior to the Vesting Date of the Underlying Award	Equals Compensation Actually Paid
Michael Nierenberg
2023	$20,160,023	$(8,749,984)	$14,724,238	$967,244	$217,726	$337,187	$27,656,434
2022	$9,403,691	$(4,999,994)	$4,722,538	—	—	—	$9,126,235
Average of Non-PEO Named Executive Officers
2023	$2,073,066	$(749,995)	$1,262,072	—	—	—	$2,585,143
2022	$1,033,973	—	—	—	—	—	$1,033,973

(a)
Represents the fair value as of December 31, 2023 of time-vesting and performance-vesting restricted stock units based on $10.68 per share, which was the closing price of a share of our Common Stock on December 29, 2023, which was the last trading day of the year. The amount shown with respect to the performance-vesting restricted stock units is based on the number of shares granted and the market value assuming the maximum level of performance.

(b)
Represents the change in fair value as of year end from prior year end of 385,356 unvested and outstanding shares of restricted stock held by Mr. Nierenberg as of December 31, 2023. The fair value as of December 31, 2022 is based on $8.17 per share, which was the closing price of a share of our Common Stock on December 30, 2022, which was the last trading day of the year. The fair value as of December 31, 2023 is based on $10.68 per share, which was the closing price of a share of our Common Stock on December 29, 2023, which was the last trading day of the year.

(c)
Represents the change in fair value as of the vesting date of June 17, 2023 from prior year end of 192,678 shares of restricted stock held by Mr. Nierenberg. The fair value as of December 31, 2022 is based on $8.17 per share, which was the closing price of a share of our Common Stock on December 30, 2022, which was the last trading day of the year. The fair value as of the vesting date of June 17, 2023 is based on $9.30 per share, which was the closing price of a share of our Common Stock on June 16, 2023, which was the last trading day prior to the vesting date.

(3)
The Total Stockholder Return assumes $100 invested in our common stock for the period starting December 31, 2021 through December 31 of the applicable year.

(4)
The NAREIT Mortgage REIT index (which was also used in the Company’s Form 10-K filing) was used to calculate the Company’s peer group total stockholder return. The Peer Group Total Stockholder Return assumes $100 was invested in the NAREIT Mortgage REIT index for the period starting December 31, 2021 through December 31 of the applicable year.

(5)
As reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.

(6)
The EAD ROE metric is a non-GAAP metric. EAD ROE is utilized in our long-term incentive plan but is not a financial measure under GAAP. Please refer to Annex A for a discussion and reconciliation of EAD to the most directly comparable GAAP measure. EAD ROE for the year represents reported 2023 FY EAD divided by average quarterly Common Stockholder’s Equity over the same period.

Company Selected Measure Name		EAD ROE
Named Executive Officers, Footnote		(1) For each of 2022 and 2023, our principal executive officer (“PEO”) was Mr. Nierenberg, and our non-PEO named executive officers were Messrs. Santoro and Sivin.
Peer Group Issuers, Footnote
(4)
The NAREIT Mortgage REIT index (which was also used in the Company’s Form 10-K filing) was used to calculate the Company’s peer group total stockholder return. The Peer Group Total Stockholder Return assumes $100 was invested in the NAREIT Mortgage REIT index for the period starting December 31, 2021 through December 31 of the applicable year.

PEO Total Compensation Amount		$ 20,160,023	$ 9,403,691
PEO Actually Paid Compensation Amount		$ 27,656,434	9,126,235
Adjustment To PEO Compensation, Footnote
(2)
The amounts in the following table represent the amount of “compensation actually paid” to our PEO and non-PEO named executive officers (as an average), for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. Under

SEC rules, the amounts shown below were deducted and added, as applicable, to total compensation as included in the “Summary Compensation Table Total” or “Average Summary Compensation Table Total for Non-PEO named executive officers” columns, as applicable, set forth above to determine the “compensation actually paid” for the applicable fiscal year.
	Summary Compensation Table Total	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Year-End Fair Value of Equity Awards Granted During Applicable Year(a)	Plus Change in Fair Value (as of year end from prior year end) of Previously-Granted Equity Awards that Remain Unvested at Year End(b)	Plus Change in Fair Value (as of vesting date from prior year end) of Previously-Granted Equity Awards for Which All Applicable Vesting Conditions Were Satisfied During the Covered Fiscal Year(c)	Plus Any Dividends Paid Prior to the Vesting Date of the Underlying Award	Equals Compensation Actually Paid
Michael Nierenberg
2023	$20,160,023	$(8,749,984)	$14,724,238	$967,244	$217,726	$337,187	$27,656,434
2022	$9,403,691	$(4,999,994)	$4,722,538	—	—	—	$9,126,235
Average of Non-PEO Named Executive Officers
2023	$2,073,066	$(749,995)	$1,262,072	—	—	—	$2,585,143
2022	$1,033,973	—	—	—	—	—	$1,033,973
(a)
Represents the fair value as of December 31, 2023 of time-vesting and performance-vesting restricted stock units based on $10.68 per share, which was the closing price of a share of our Common Stock on December 29, 2023, which was the last trading day of the year. The amount shown with respect to the performance-vesting restricted stock units is based on the number of shares granted and the market value assuming the maximum level of performance.

(b)
Represents the change in fair value as of year end from prior year end of 385,356 unvested and outstanding shares of restricted stock held by Mr. Nierenberg as of December 31, 2023. The fair value as of December 31, 2022 is based on $8.17 per share, which was the closing price of a share of our Common Stock on December 30, 2022, which was the last trading day of the year. The fair value as of December 31, 2023 is based on $10.68 per share, which was the closing price of a share of our Common Stock on December 29, 2023, which was the last trading day of the year.

(c)
Represents the change in fair value as of the vesting date of June 17, 2023 from prior year end of 192,678 shares of restricted stock held by Mr. Nierenberg. The fair value as of December 31, 2022 is based on $8.17 per share, which was the closing price of a share of our Common Stock on December 30, 2022, which was the last trading day of the year. The fair value as of the vesting date of June 17, 2023 is based on $9.30 per share, which was the closing price of a share of our Common Stock on June 16, 2023, which was the last trading day prior to the vesting date.

Non-PEO NEO Average Total Compensation Amount		$ 2,073,066	1,033,973
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,585,143	1,033,973
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts in the following table represent the amount of “compensation actually paid” to our PEO and non-PEO named executive officers (as an average), for each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. Under

SEC rules, the amounts shown below were deducted and added, as applicable, to total compensation as included in the “Summary Compensation Table Total” or “Average Summary Compensation Table Total for Non-PEO named executive officers” columns, as applicable, set forth above to determine the “compensation actually paid” for the applicable fiscal year.
	Summary Compensation Table Total	Minus Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Year-End Fair Value of Equity Awards Granted During Applicable Year(a)	Plus Change in Fair Value (as of year end from prior year end) of Previously-Granted Equity Awards that Remain Unvested at Year End(b)	Plus Change in Fair Value (as of vesting date from prior year end) of Previously-Granted Equity Awards for Which All Applicable Vesting Conditions Were Satisfied During the Covered Fiscal Year(c)	Plus Any Dividends Paid Prior to the Vesting Date of the Underlying Award	Equals Compensation Actually Paid
Michael Nierenberg
2023	$20,160,023	$(8,749,984)	$14,724,238	$967,244	$217,726	$337,187	$27,656,434
2022	$9,403,691	$(4,999,994)	$4,722,538	—	—	—	$9,126,235
Average of Non-PEO Named Executive Officers
2023	$2,073,066	$(749,995)	$1,262,072	—	—	—	$2,585,143
2022	$1,033,973	—	—	—	—	—	$1,033,973
(a)
Represents the fair value as of December 31, 2023 of time-vesting and performance-vesting restricted stock units based on $10.68 per share, which was the closing price of a share of our Common Stock on December 29, 2023, which was the last trading day of the year. The amount shown with respect to the performance-vesting restricted stock units is based on the number of shares granted and the market value assuming the maximum level of performance.

(b)
Represents the change in fair value as of year end from prior year end of 385,356 unvested and outstanding shares of restricted stock held by Mr. Nierenberg as of December 31, 2023. The fair value as of December 31, 2022 is based on $8.17 per share, which was the closing price of a share of our Common Stock on December 30, 2022, which was the last trading day of the year. The fair value as of December 31, 2023 is based on $10.68 per share, which was the closing price of a share of our Common Stock on December 29, 2023, which was the last trading day of the year.

(c)
Represents the change in fair value as of the vesting date of June 17, 2023 from prior year end of 192,678 shares of restricted stock held by Mr. Nierenberg. The fair value as of December 31, 2022 is based on $8.17 per share, which was the closing price of a share of our Common Stock on December 30, 2022, which was the last trading day of the year. The fair value as of the vesting date of June 17, 2023 is based on $9.30 per share, which was the closing price of a share of our Common Stock on June 16, 2023, which was the last trading day prior to the vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The following table presents the financial performance measures that the Company considered the most important in linking compensation actually paid to our PEO and our non-PEO named executive officers for 2023 to Company performance. The measures in this table are not ranked.
Most Important Performance Measures
EAD ROE
Economic return
Earnings Available for Distribution
Book value growth
Cost savings

Total Shareholder Return Amount		$ 124.3	85.4
Peer Group Total Shareholder Return Amount		84.8	73.6
Net Income (Loss)		$ 532,700,000	$ 864,800,000
Company Selected Measure Amount		17.4	11.2
PEO Name		Mr. Nierenberg
Share Price | $ / shares	$ 9.3	$ 10.68	$ 8.17
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number | shares		385,356
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period | shares	192,678
Measure:: 1
Pay vs Performance Disclosure
Name		EAD ROE
Non-GAAP Measure Description
(6)
The EAD ROE metric is a non-GAAP metric. EAD ROE is utilized in our long-term incentive plan but is not a financial measure under GAAP. Please refer to Annex A for a discussion and reconciliation of EAD to the most directly comparable GAAP measure. EAD ROE for the year represents reported 2023 FY EAD divided by average quarterly Common Stockholder’s Equity over the same period.

Measure:: 2
Pay vs Performance Disclosure
Name		Economic return
Measure:: 3
Pay vs Performance Disclosure
Name		Earnings Available for Distribution
Measure:: 4
Pay vs Performance Disclosure
Name		Book value growth
Measure:: 5
Pay vs Performance Disclosure
Name		Cost savings
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (8,749,984)	$ (4,999,994)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,724,238	4,722,538
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		967,244
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		217,726
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		337,187
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(749,995)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,262,072
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount